Cash flow information	12 Months Ended
Dec. 31, 2024
Cash Flow Information [Abstract]
Cash flow information
5.32 Cash flow information
5.32.1 Cash generated from operations
The following table shows the adjustments to reconcile net loss to net cash generated from operations:

	Year ended December 31,
in € thousand	2024	2023	2022
PROFIT/(LOSS) FOR THE PERIOD	(12,247)	(101,429)	(143,279)

Gain from sale of Priority Review Voucher, net	(90,833)	—	—
ADJUSTMENTS FOR NON-CASH TRANSACTIONS:
Depreciation and amortization	19,586	17,584	21,036
Write-off/impairment fixed assets/intangibles	—	(731)	23,249
Share-based compensation expense	7,975	5,111	(8,656)
Income tax expense/(income)	761	2,800	(1,536)
Dividends received from associated companies	—	—	—
(Profit)/loss from disposal of property, plant, equipment and intangible assets	(266)	(12)	38
Share of (profit)/loss from associates	—	—	(9)
(Profit)/loss from disposal held for sale	—	580	—
Provision for employer contribution costs on share-based compensation plans	(1,594)	(1,659)	(22,933)
Other non-cash (income)/expense	895	(804)	14,088
Interest income	(2,362)	(1,210)	(260)
Interest expense	23,984	23,325	19,054
TOTAL ADJUSTMENTS FOR NON-CASH TRANSACTIONS	48,979	44,984	44,070
CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION):
Other non-current assets	449	(192)	10,981
Long term contract liabilities	—	—	(5,241)
Long term refund liabilities	—	1,136	(154,833)
Other non-current liabilities and provisions	(629)	(430)	1,379
TOTAL CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES	(180)	514	(147,713)
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION):
Inventory	(6,803)	(9,165)	84,224
Trade and other receivables	15,707	(2,855)	12,401
Contract liabilities	(2,793)	(3,471)	(114,603)
Refund liabilities	(14,183)	(112,689)	33,764
Trade and other payables and provisions	(3,321)	(17,398)	(14,053)
Total changes in working capital	(11,394)	(145,578)	1,732
CASH GENERATED/(USED) IN OPERATIONS	(65,674)	(201,509)	(245,189)
(1)    In the year ended December 31, 2022, the position “employee benefit other than share-based compensation” includes an income of €23.2 million, which resulted from release of the employer contribution provision, which was accounted for as of December 31, 2021 for the payable at the exercise of the IFRS 2 programs.
(2)    As at December 31, 2022, the terms of the royalty and the CAPEX obligation towards the UK Authority were redefined under the 2022 settlement agreement. Management assessed the likelihood for this future obligation as remote. This resulted in a reduction of refund liabilities and recognition of other revenues recognized of €169.2 million.
5.32.2 Reconciliation of liabilities arising from financing activities
Liabilities arising from financing activities are those for which cash flows were (or future cash flows will be) classified in the Group’s consolidated statement of cash flows as cash flows from financing activities. The below table illustrates the development of borrowings. For development of lease liabilities see Note 5.27.

	Year ended December 31
in € thousand	2024	2023
BALANCE AS AT JANUARY 1	176,847	98,806
Proceeds of issue	910	92,309
Transaction costs	(944)	(11,198)
Repayments	(3,734)	(2,097)
Revaluations	(385)	393
Accrued interest	22,862	13,365
Payment of interest	(19,156)	(11,025)
Exchange rate difference	10,974	(3,706)
BALANCE AS AT DECEMBER 31	187,373	176,847